Other Current Liabilities and Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Other Current Liabilities and Accrued Expenses
Accrued interest	$ 1,075	$ 3,991
Accrued agency fees and commissions	3,821	5,950
Accrual related to shares issuable pursuant to trademark licensing agreement	2,500
Other	11,963	8,615
Total	$ 19,359	$ 18,556